Subsequent Events (Details Narrative) - USD ($)		3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 10, 2021	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2021
Operating expenses		$ 120,032		$ 120,032
Subsequent Event [Member]
Preferred stock subscription receivable								$ 9,335
Subsequent Event [Member] | Officer [Member]
Operating expenses	$ 50,000
Cash to pay for services, description	These shares were issued to the officer of the Company for the aforementioned $50,000 in cash to be paid plus the $50,000 in services. The shares were issued in December 2021 and the obligation has been satisfied.
Subsequent Event [Member] | Series B Preferred Stock [Member]
Voting rights, description	The Company on December 10, 2021 amended their certificate of incorporation to include a certificate of designation for a Series B Preferred Stock that is not convertible, but has voting rights of 10,000 votes per 1 share.